Exhibit 99.1 Schedule 2

Exception Grades

Run Date - 4/XX/2022 3:27:39 PM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
208803470	XX			XX	XX	12/XX/2019 4:02:42 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Spousal Consent Form not provided			DSCR of 1.78 Strong FICO score 660 Borrower is experienced manager.		Aggregator Aggregator Aggregator	Reviewer Comment (2019-12-31): Client acknowledges and opts to waive this exception with the compensating factors provided. Reviewer Comment (2019-12-19): Client waived an EV3 in error. AMC to review compensating factors and regrade accordingly. Buyer Comment (2019-12-19): We would like to Waive this exception and the compensating factors to do so are 1) DSCR over 1.25X 2) extensive property management and or borrower experience indicated on the loan application			12/XX/2019 12:34:39 PM	2	B	10/XX/2019	TX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
208803470	XX			XX	XX	12/XX/2019 4:02:42 PM	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I	Note P&I of $487.50 does not match Calculated P&I of $509.07	Note P&I of $487.50 does not match Calculated P&I of $509.07				Reviewer Comment (2020-03-25): Received corrected page with Borrower signature. Buyer Comment (2020-03-25): Signed slip page uploaded. Reviewer Comment (2020-02-20): Unable to clear. Provide complete corrected Note, evidence sent and signed by borrower(s). Buyer Comment (2020-02-19): Please see attached. Reviewer Comment (2020-02-18): No documentation to address exception has been provided.	3/XX/2020 3:41:51 PM			1	A	10/XX/2019	TX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
208803470	XX			XX	XX	12/XX/2019 4:02:42 PM	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing required Property Management Questionnaire.	DSCR of 1.78 Strong FICO score 660 Borrower is experienced manager.		Aggregator Aggregator Aggregator	Reviewer Comment (2019-12-31): Client acknowledges and opts to waive this exception with the compensating factors provided. Reviewer Comment (2019-12-19): Client waived an EV3 in error. AMC to review compensating factors and regrade accordingly. Buyer Comment (2019-12-19): We would like to Waive this exception and the compensating factors to do so are 1) DSCR over 1.25X 2) extensive property management and or borrower experience indicated on the loan application			12/XX/2019 12:35:22 PM	2	B	10/XX/2019	TX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No